CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,745,809)	$ (4,422,527)
Items not affecting cash:
Share of net income of Silverback	(152,179)	(75,069)
Mark-to-market gain on derivative royalty asset	(269,236)
Depletion and amortization	872,213	715,945
Interest and accretion expense	424,104	701,011
Finance charges	187,680	334,410
Share-based payments	1,632,131	1,564,752
Deferred income tax expense (recovery)	305,708	(181,063)
Fair value adjustment on marketable securities	(17,851)	(9,575)
Unrealized foreign exchange effect	(35,291)	23,729
Total items not affecting cash before changes in non-cash working capital items	(1,798,530)	(1,348,387)
Changes in non-cash working capital items:
Accounts receivable	(595,556)	71,513
Prepaid expenses and other	(536,952)	60,748
Trade and other payables	354,327	21,308
Net cash used in operating activities	(2,576,711)	(1,194,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(4,416,619)	(3,683,997)
Acquisition of derivative royalty asset	(265,500)
Dividend received from Silverback		238,685
Net cash used in investing activities	(4,682,119)	(3,445,312)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	168,343	742,004
Proceeds from exercise of share purchase warrants	2,432,914	2,660,172
Proceeds from ATM, net of share issue costs	2,864,210
Dividend paid		(1,244,857)
Proceeds from convertible loans facility	3,833,768	5,367,275
Repayment of loan principal		(2,044,357)
Interest paid	(219,164)	(460,037)
Finance charges paid	(187,680)	(334,410)
Net cash provided by financing activities	8,892,391	4,685,790
Effect of exchange rate changes on cash	65,934	25,335
Changes in cash during period	1,699,495	70,995
Cash, beginning of period	3,600,409	3,529,414
Cash, end of period	$ 5,299,904	$ 3,600,409